Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 22.8%
Australia – 0.0%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	239	$131,611

Austria – 0.7%
Republic of Austria Government Bond 0.00%, 02/20/2030(a)	EUR	405	386,813
0.90%, 02/20/2032(a)		3,497	3,395,476

			3,782,289

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		755	704,131

Canada – 0.3%
Canadian Government Bond 2.25%, 12/01/2029	CAD	1,206	871,046
3.25%, 09/01/2028		1,000	757,206

			1,628,252

China – 1.3%
China Government Bond Series INBK 2.40%, 07/15/2028	CNY	25,350	3,574,300
2.80%, 03/24/2029		11,310	1,620,830
3.81%, 09/14/2050		11,930	1,958,639

			7,153,769

Finland – 0.6%
Finland Government Bond 2.875%, 04/15/2029(a)	EUR	2,860	3,243,208

Germany – 1.1%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)		1,377	1,292,650
1.80%, 08/15/2053(a)		1,335	1,329,632
2.60%, 08/15/2033(a)		1,836	2,128,338
3.25%, 07/04/2042(a)		1,035	1,305,978

			6,056,598

Japan – 2.2%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	774,000	5,516,314
Japan Government Ten Year Bond Series 371 0.40%, 06/20/2033		141,400	984,646
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		130,550	718,924

	Principal Amount (000)		U.S. $ Value

Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032	JPY	144,050	$1,122,282
Series 183 1.40%, 12/20/2042		315,750	2,257,970
Japan Treasury Discount Bill Series 1196 Zero Coupon, 02/26/2024		175,350	1,243,916

			11,844,052

Mexico – 0.2%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	3,163	166,653
8.50%, 05/31/2029		11,966	690,504

			857,157

South Korea – 1.9%
Korea Treasury Bond Series 2703 2.375%, 03/10/2027	KRW	6,773,850	5,122,263
Series 2709 3.125%, 09/10/2027		6,270,000	4,848,494

			9,970,757

Spain – 0.3%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	1,391	1,627,116

United Kingdom – 0.7%
United Kingdom Gilt 0.125%, 01/31/2028(a)	GBP	1,338	1,496,779
0.875%, 01/31/2046(a)		758	516,638
1.25%, 10/22/2041(a)		372	307,742
1.50%, 07/31/2053(a)		1,097	779,346
1.75%, 09/07/2037(a)		430	425,800
4.75%, 10/22/2043(a)		319	440,462

			3,966,767

United States – 13.4%
U.S. Treasury Bonds 1.125%, 08/15/2040(b)	U.S.$	5,488	3,514,036
1.25%, 05/15/2050		4,125	2,234,318
1.875%, 02/15/2051(c)		4,362	2,779,838
2.00%, 08/15/2051		3,628	2,380,004
2.25%, 08/15/2046		854	609,542
2.25%, 08/15/2049		590	413,738
2.25%, 02/15/2052		139	96,570
2.375%, 02/15/2042		1,883	1,449,602
2.375%, 11/15/2049		450	324,140
2.875%, 05/15/2043		1,196	984,644
2.875%, 05/15/2049		905	722,304
2.875%, 05/15/2052		1,035	827,516
3.00%, 11/15/2045		169	139,478
3.00%, 08/15/2052		321	263,458
3.25%, 05/15/2042		2,114	1,861,818
3.375%, 08/15/2042		1,464	1,309,922

	Principal Amount (000)		U.S. $ Value

3.375%, 11/15/2048	U.S.$	495	$432,970
3.625%, 08/15/2043		1,272	1,173,314
3.625%, 02/15/2053		966	896,000
3.625%, 05/15/2053		462	428,824
3.875%, 02/15/2043		2,161	2,067,328
4.00%, 11/15/2042		790	770,692
4.375%, 11/15/2039(c)		5,290	5,526,396
4.375%, 08/15/2043		674	690,428
4.50%, 08/15/2039		1,991	2,112,418
4.75%, 11/15/2053		642	723,366
U.S. Treasury Notes 1.50%, 11/30/2028		1,815	1,624,426
1.625%, 05/15/2026(b)		3,668	3,462,052
3.375%, 05/15/2033		1,556	1,496,242
3.50%, 02/15/2033(c)		6,718	6,528,396
3.625%, 03/31/2028		1,498	1,482,390
3.625%, 05/31/2028		1,777	1,759,390
3.75%, 12/31/2028		1,070	1,065,952
3.875%, 08/15/2033		1,852	1,853,546
4.00%, 06/30/2028		1,040	1,045,950
4.25%, 05/31/2025		672	669,082
4.375%, 11/30/2028		1,040	1,064,940
4.50%, 11/15/2033		192	201,570
4.625%, 09/30/2028(c)		7,078	7,312,458
4.875%, 11/30/2025		846	855,058
4.875%, 10/31/2028		4,356	4,550,868
5.00%, 09/30/2025		879	888,166
5.00%, 10/31/2025		1,520	1,537,778

			72,130,928

Total Governments - Treasuries (cost $128,822,595)			123,096,635

INFLATION-LINKED SECURITIES – 19.4%
Canada – 0.1%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	451	408,029

Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	930	167,374
Series 3112 0.125%, 06/01/2026(a)		1,875	237,172
Series 3113 0.125%, 12/01/2027(a)		3,495	434,520

			839,066

United States – 19.2%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	8,710	8,302,946
0.125%, 10/15/2026 (TIPS)		3,729	3,543,592
0.125%, 07/15/2030 (TIPS)(d)		45,036	40,778,827
0.125%, 07/15/2031 (TIPS)		4,138	3,690,356

	Principal Amount (000)		U.S. $ Value

0.25%, 07/15/2029 (TIPS)	U.S.$	4,541	$4,206,482
0.375%, 07/15/2027 (TIPS)		4,423	4,206,878
0.625%, 07/15/2032 (TIPS)		1,091	1,000,732
0.75%, 07/15/2028 (TIPS)		5,831	5,591,496
1.375%, 07/15/2033 (TIPS)		13,638	13,267,134
2.50%, 01/15/2029 (TIPS)		18,651	19,312,382

			103,900,825

Total Inflation-Linked Securities (cost $104,740,473)			105,147,920

CORPORATES - INVESTMENT GRADE – 17.1%
Industrial – 9.0%
Basic – 0.4%
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	500	494,454
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	587	476,644
7.25%, 02/13/2033(a)		249	207,292
Freeport Indonesia PT 4.763%, 04/14/2027(a)		585	576,290
Glencore Funding LLC 6.50%, 10/06/2033(a)		96	104,764
LyondellBasell Industries NV 5.75%, 04/15/2024		277	276,808

			2,136,252

Capital Goods – 0.5%
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	415,542
Finning International, Inc. 4.445%, 05/16/2028	CAD	661	499,276
Flowserve Corp. 2.80%, 01/15/2032	U.S.$	372	308,120
Parker-Hannifin Corp. 3.25%, 06/14/2029		223	209,904
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		1,028	1,038,969
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	87,094
4.15%, 03/15/2024(e)		343	341,478

			2,900,383

Communications - Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		227	232,190
Cox Communications, Inc. 5.45%, 09/15/2028(a)		79	80,701
5.70%, 06/15/2033(a)		194	202,305
Discovery Communications LLC 5.20%, 09/20/2047		213	183,817
5.30%, 05/15/2049		96	82,958

	Principal Amount (000)		U.S. $ Value

Fox Corp. 4.709%, 01/25/2029	U.S.$	210	$208,978
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		590	583,764
5.375%, 06/15/2033		198	201,448
Paramount Global 4.20%, 05/19/2032		109	97,460
4.95%, 01/15/2031		340	322,826
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		525	351,492
Time Warner Cable LLC 4.50%, 09/15/2042		290	229,100
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		206	197,436
4.279%, 03/15/2032		614	561,730

			3,536,205

Communications - Telecommunications – 0.8%
AT&T, Inc. 2.25%, 02/01/2032		11	9,102
2.55%, 12/01/2033		127	103,612
4.50%, 05/15/2035		237	224,796
5.40%, 02/15/2034		323	333,288
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	107	73,202
4.55%, 02/09/2030		73	55,412
5.85%, 11/10/2032		422	345,662
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	530	527,590
1.50%, 10/17/2031(a)		209	194,114
Corning, Inc. 3.875%, 05/15/2026		114	127,230
T-Mobile USA, Inc. 3.875%, 04/15/2030	U.S.$	317	300,956
5.05%, 07/15/2033		662	667,713
5.75%, 01/15/2034		33	35,020
TELUS Corp. 5.25%, 11/15/2032	CAD	542	422,352
Verizon Communications, Inc. 2.55%, 03/21/2031	U.S.$	349	300,985
4.50%, 08/10/2033		490	478,133
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	130	86,176

			4,285,343

Consumer Cyclical - Automotive – 0.7%
Ford Credit Canada Co. 6.382%, 11/10/2028	CAD	372	293,114
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	749	623,124
6.10%, 08/19/2032		161	162,434
General Motors Co. 6.125%, 10/01/2025		94	95,214
General Motors Financial Co., Inc. 6.10%, 01/07/2034		474	487,434

	Principal Amount (000)		U.S. $ Value

Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	1,043	$970,271
6.50%, 03/10/2028(a)		111	115,182
Hyundai Capital America 2.10%, 09/15/2028(a)		550	480,700
6.10%, 09/21/2028(a)		87	90,384
Lear Corp. 3.50%, 05/30/2030		43	38,486
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		175	157,416
Volkswagen International Finance NV 3.748%, 12/28/2027(a) (f)	EUR	200	206,806

			3,720,565

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	117	110,954
3.90%, 11/19/2029		399	371,872

			482,826

Consumer Cyclical - Other – 0.3%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		205	174,570
Marriott International, Inc./MD 4.90%, 04/15/2029		716	720,604
Series EE 5.75%, 05/01/2025		34	34,214
Series HH 2.85%, 04/15/2031		112	97,142
MDC Holdings, Inc. 6.00%, 01/15/2043		791	738,090

			1,764,620

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 3.80%, 11/15/2027		195	183,070
Ross Stores, Inc. 4.70%, 04/15/2027		658	651,058
Tapestry, Inc. 5.35%, 11/27/2025	EUR	143	161,082
5.375%, 11/27/2027		143	163,528
7.00%, 11/27/2026	U.S.$	176	182,589
7.05%, 11/27/2025		30	30,706
VF Corp. 2.95%, 04/23/2030		316	264,072

			1,636,105

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	343	343,822
3.40%, 05/06/2030	U.S.$	595	543,544
BAT Capital Corp. 6.421%, 08/02/2033		181	189,525
7.75%, 10/19/2032		125	141,004
Bayer US Finance LLC 6.125%, 11/21/2026(a)		785	797,387

	Principal Amount (000)		U.S. $ Value

Bristol-Myers Squibb Co. 5.75%, 02/01/2031	U.S.$	152	$162,680
5.90%, 11/15/2033		148	161,312
6.40%, 11/15/2063		151	175,428
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	430	492,556
5.125%, 10/11/2032(a)	U.S.$	446	457,628
Cencora, Inc. 2.70%, 03/15/2031		79	69,276
Cigna Group (The) 4.375%, 10/15/2028		250	248,030
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)		298	313,531
Loblaw Cos. Ltd. 2.284%, 05/07/2030	CAD	121	81,064
5.008%, 09/13/2032		250	195,264
6.54%, 02/17/2033(a)		240	203,092
Metro, Inc./CN 4.657%, 02/07/2033		651	496,180
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	547,463
Philip Morris International, Inc. 4.875%, 02/13/2026		216	216,614
5.00%, 11/17/2025		390	391,798
5.625%, 11/17/2029		72	75,524
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		129	139,280
Saputo, Inc. 2.242%, 06/16/2027	CAD	572	401,322
5.25%, 11/29/2029		104	81,185
Stryker Corp. 3.375%, 12/11/2028	EUR	166	185,798
Sutter Health 5.164%, 08/15/2033	U.S.$	101	102,924
Zoetis, Inc. 5.40%, 11/14/2025		439	442,670

			7,655,901

Energy – 1.5%
BP Capital Markets America, Inc. 4.893%, 09/11/2033		236	240,234
BP Capital Markets PLC 3.25%, 03/22/2026(a) (f)	EUR	100	106,596
3.625%, 03/22/2029(a) (f)		320	330,700
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	598	485,169
5.75%, 01/15/2031(a)		414	411,868
Devon Energy Corp. 5.60%, 07/15/2041		383	370,442
7.875%, 09/30/2031		121	141,040
7.95%, 04/15/2032		222	258,326
Diamondback Energy, Inc. 6.25%, 03/15/2033		380	406,820

	Principal Amount (000)		U.S. $ Value

Ecopetrol SA 8.625%, 01/19/2029	U.S.$	416	$443,560
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	192	129,258
Enbridge, Inc. 6.10%, 11/09/2032		186	152,350
Eni SpA Series NC9 3.375%, 07/13/2029(a) (f)	EUR	435	440,206
EQT Corp. 5.70%, 04/01/2028	U.S.$	142	144,324
Hess Corp. 7.125%, 03/15/2033		287	332,108
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	488,342
ONEOK Partners LP 6.125%, 02/01/2041		32	33,406
ONEOK, Inc. 6.05%, 09/01/2033		155	164,054
Ovintiv, Inc. 5.65%, 05/15/2028		79	80,674
6.25%, 07/15/2033		189	195,556
6.50%, 02/01/2038		144	148,655
Suncor Energy, Inc. 6.80%, 05/15/2038		436	477,168
TotalEnergies SE 2.00%, 01/17/2027(a) (f)	EUR	505	514,266
Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	795	845,006
8.00%, 11/15/2032(a)		749	844,221

			8,184,349

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		399	330,480
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	372	447,026
4.75%, 11/15/2034		407	506,922
Chicago Parking Meters LLC 4.93%, 12/30/2025(g)	U.S.$	800	781,979
S&P Global, Inc. 4.25%, 05/01/2029		125	124,644

			2,191,051

Technology – 1.3%
Apple, Inc. 4.10%, 08/08/2062		417	372,185
Dell International LLC/EMC Corp. 8.10%, 07/15/2036		414	508,710
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		429	413,192
Fiserv, Inc. 1.625%, 07/01/2030	EUR	193	192,600
4.50%, 05/24/2031		100	117,158
5.625%, 08/21/2033	U.S.$	174	182,206

	Principal Amount (000)		U.S. $ Value

Honeywell International, Inc. 2.25%, 02/22/2028	EUR	233	$251,116
4.125%, 11/02/2034		1,315	1,540,335
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	227	214,272
KLA Corp. 4.10%, 03/15/2029		108	107,498
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,611	1,467,637
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	209,980
Oracle Corp. 3.90%, 05/15/2035		562	500,376
5.375%, 07/15/2040		89	87,594
TSMC Arizona Corp. 3.875%, 04/22/2027		504	493,230
Western Digital Corp. 2.85%, 02/01/2029		118	101,240

			6,759,329

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		182	179,832
4.75%, 10/20/2028(a)		563	553,496

			733,328

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		369	336,004

Transportation - Services – 0.4%
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	777,331
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		202	201,057
4.90%, 05/01/2033(a)		200	199,802
FedEx Corp. 0.45%, 05/04/2029	EUR	197	189,014
Heathrow Funding Ltd. Series E 2.75%, 10/13/2029(a)	GBP	290	334,894
TTX Co. 5.50%, 09/25/2026(a)	U.S.$	380	386,452

			2,088,550

			48,410,811

Financial Institutions – 7.4%
Banking – 5.5%
AIB Group PLC 4.263%, 04/10/2025(a)		359	357,130
Ally Financial, Inc. 6.992%, 06/13/2029		315	325,830
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	217,858

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)	U.S.$	1,095	$1,032,826
Banco Santander SA 4.175%, 03/24/2028		1,000	961,990
6.921%, 08/08/2033		200	213,350
9.625%, 05/21/2033(f)		600	656,652
Bank of America Corp. 3.559%, 04/23/2027		369	355,276
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		248	250,748
Series E 0.375%, 05/10/2027(a)	EUR	279	286,322
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		300	327,122
Barclays PLC 6.125%, 12/15/2025(f)	U.S.$	283	269,830
BNP Paribas SA 7.375%, 08/19/2025(a) (f)		200	200,560
BPCE SA 3.116%, 10/19/2032(a)		355	289,180
CaixaBank SA 6.684%, 09/13/2027(a)		200	205,004
Capital One Financial Corp. 4.166%, 05/09/2025		93	92,288
5.468%, 02/01/2029		162	162,036
6.377%, 06/08/2034		156	160,782
Citigroup, Inc. 7.625%, 11/15/2028(f)		56	57,164
Series W 4.00%, 12/10/2025(f)		574	528,861
Series Y 4.15%, 11/15/2026(f)		340	292,662
Citizens Financial Group, Inc. 4.30%, 12/03/2025		376	366,626
Commonwealth Bank of Australia 5.996% (SOFR + 0.63%), 01/10/2025(a) (h)		107	107,062
Cooperatieve Rabobank UA Series E 4.625%, 05/23/2029(a)	GBP	284	350,840
Danske Bank A/S 6.466%, 01/09/2026(a)	U.S.$	593	597,318
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	300	324,120
5.375%, 01/11/2029(a)		200	231,078
Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	272	254,932
3.961%, 11/26/2025		455	447,542
6.119%, 07/14/2026		192	193,976
Discover Bank 5.974%, 08/09/2028		300	290,954
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		555	551,720

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) Series E 3.625%, 10/29/2029(a)	GBP	355	$427,980
Series P 8.505% (SOFR + 3.14%), 01/29/2024(f) (h)	U.S.$	171	170,665
Series V 4.125%, 11/10/2026(f)		237	210,906
HSBC Holdings PLC 8.113%, 11/03/2033		454	523,040
ING Groep NV 6.083%, 09/11/2027		340	347,058
6.75%, 04/16/2024(a) (f)		281	279,306
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		370	366,104
6.625%, 06/20/2033(a)		248	253,556
7.20%, 11/28/2033(a)		581	620,060
JPMorgan Chase & Co. 6.328% (SOFR + 0.92%), 02/24/2026(h)		95	94,944
Series E 1.09%, 03/11/2027(a)	EUR	427	447,826
Series X 6.10%, 10/01/2024(f)	U.S.$	360	358,910
Lloyds Banking Group PLC 7.50%, 09/27/2025(f)		650	638,398
Mizuho Financial Group, Inc. 5.739%, 05/27/2031		288	296,412
Morgan Stanley 0.406%, 10/29/2027	EUR	677	686,284
4.656%, 03/02/2029		215	246,430
4.813%, 10/25/2028		346	399,744
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,007	936,169
6.691% (SOFR + 1.29%), 02/16/2028(a) (h)		384	378,068
NatWest Group PLC 4.269%, 03/22/2025		666	663,629
Series E 5.763%, 02/28/2034(a)	EUR	215	249,712
Nordea Bank Abp 6.625%, 03/26/2026(a) (f)	U.S.$	325	321,084
PNC Financial Services Group, Inc. (The) 6.875%, 10/20/2034		43	47,752
Series R 8.679% (SOFR + 3.30%), 03/01/2024(f) (h)		111	110,908
Santander Holdings USA, Inc. 2.49%, 01/06/2028		350	320,970
4.26%, 06/09/2025		158	155,962
6.499%, 03/09/2029		234	242,062
6.565%, 06/12/2029		13	13,418
7.66%, 11/09/2031		7	7,578
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	403,746

	Principal Amount (000)		U.S. $ Value

6.833%, 11/21/2026	U.S.$	1,079	$1,099,750
Series E 0.603%, 09/13/2029(a)	EUR	151	143,392
Societe Generale SA 6.447%, 01/12/2027(a)	U.S.$	376	382,316
Standard Chartered PLC 2.608%, 01/12/2028(a)		455	416,248
3.971%, 03/30/2026(a)		550	536,585
7.162% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (f) (h)		700	672,692
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (f)		600	495,078
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	492	530,960
Series NC5 5.625%, 09/17/2024(a) (f)	U.S.$	400	393,108
UBS Group AG 4.194%, 04/01/2031(a)		338	315,050
6.246%, 09/22/2029(a)		265	275,904
6.373%, 07/15/2026(a)		452	457,854
7.00%, 02/19/2025(a) (f)		400	397,212
9.25%, 11/13/2028(a) (f)		743	800,581
UniCredit SpA 2.569%, 09/22/2026(a)		1,264	1,189,310
3.127%, 06/03/2032(a)		301	253,926
US Bancorp Series J 5.30%, 04/15/2027(f)		107	95,876
Wells Fargo & Co. 7.625%, 09/15/2028(f)		31	32,496

			29,666,658

Brokerage – 0.4%
Charles Schwab Corp. (The) 5.916% (SOFR + 0.52%), 05/13/2026(h)		564	553,780
Series I 4.00%, 06/01/2026(f)		1,407	1,240,623
Nomura Holdings, Inc. 5.709%, 01/09/2026		379	381,732

			2,176,135

Finance – 0.5%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	205,382
Aircastle Ltd. 5.25%, 08/11/2025(a)	U.S.$	210	207,146
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		285	258,378
1.95%, 01/30/2026(a)		312	289,037
3.50%, 11/01/2027(a)		267	245,878
4.125%, 08/01/2025(a)		12	11,646

	Principal Amount (000)		U.S. $ Value

4.375%, 01/30/2024(a)	U.S.$	290	$289,382
4.875%, 10/01/2025(a)		147	144,110
5.50%, 12/15/2024(a)		347	345,060
6.375%, 07/15/2030(a)		104	107,088
Synchrony Financial 2.875%, 10/28/2031		427	342,202
3.95%, 12/01/2027		298	279,125
4.50%, 07/23/2025		109	106,494
4.875%, 06/13/2025		109	107,111

			2,938,039

Insurance – 0.2%
Credit Agricole Assurances SA 1.50%, 10/06/2031(a)	EUR	400	360,206
Humana, Inc. 5.95%, 03/15/2034	U.S.$	346	370,480
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		170	225,062
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	191,466

			1,147,214

REITs – 0.8%
American Tower Corp. 0.50%, 01/15/2028	EUR	540	531,644
2.10%, 06/15/2030	U.S.$	36	30,218
3.65%, 03/15/2027		284	273,302
Annington Funding PLC Series E 3.184%, 07/12/2029(a)	GBP	160	182,392
Crown Castle, Inc. 5.60%, 06/01/2029	U.S.$	196	200,572
5.80%, 03/01/2034		205	212,344
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	375	403,068
Equinix, Inc. 2.50%, 05/15/2031	U.S.$	569	483,884
Essential Properties LP 2.95%, 07/15/2031		418	328,150
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		658	557,220
4.00%, 01/15/2031		278	250,472
6.75%, 12/01/2033		102	110,042
Heimstaden Bostad Treasury BV Series E 0.625%, 07/24/2025(a)	EUR	245	239,748
Highwoods Realty LP 7.65%, 02/01/2034	U.S.$	72	77,826
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		286	230,828
3.625%, 10/01/2029		67	59,306

			4,171,016

			40,099,062

	Principal Amount (000)		U.S. $ Value

Utility – 0.7%
Electric – 0.5%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	$299,300
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		497	416,188
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	111,336
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	418,830
Electricite de France SA 2.875%, 12/15/2026(a) (f)	EUR	200	204,590
5.993%, 05/23/2030(a)	CAD	77	60,714
9.125%, 03/15/2033(a) (f)	U.S.$	200	223,140
Enel Finance International NV 7.50%, 10/14/2032(a)		328	374,474
NRG Energy, Inc. 4.45%, 06/15/2029(a)		41	38,722
7.00%, 03/15/2033(a)		287	303,270
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)		129	135,608

			2,586,172

Natural Gas – 0.1%
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	350	441,109
CU, Inc. 5.896%, 11/20/2034	CAD	38	32,172

			473,281

Other Utility – 0.1%
Suez SACA Series E 4.625%, 11/03/2028(a)	EUR	400	467,792
Thames Water Utilities Finance PLC Series E 6.75%, 11/16/2028	GBP	260	336,775

			804,567

			3,864,020

Total Corporates - Investment Grade (cost $93,350,338)			92,373,893

MORTGAGE PASS-THROUGHS – 9.4%
Agency Fixed Rate 30-Year – 9.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	U.S.$	33	30,986
3.50%, 11/01/2049		200	186,470
4.00%, 06/01/2049		258	249,004

	Principal Amount (000)		U.S. $ Value

Series 2022 2.00%, 03/01/2052	U.S.$	2,042	$1,680,600
2.50%, 04/01/2052		725	622,544
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		478	463,460
Series 2017 4.00%, 07/01/2044		317	307,060
Series 2018 4.50%, 03/01/2048		127	126,050
4.50%, 11/01/2048		358	354,342
5.00%, 11/01/2048		137	138,541
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		112	115,506
Series 2010 4.00%, 12/01/2040		196	189,540
Series 2012 3.50%, 02/01/2042		114	107,536
3.50%, 11/01/2042		182	172,144
3.50%, 01/01/2043		211	199,028
Series 2013 3.50%, 03/01/2043		5	5,092
3.50%, 04/01/2043		726	685,624
4.00%, 10/01/2043		552	532,540
Series 2014 5.50%, 09/01/2041		302	312,502
Series 2015 3.00%, 05/01/2045		74	67,424
3.00%, 08/01/2045		554	503,410
Series 2018 3.50%, 03/01/2048		1,153	1,079,841
4.50%, 09/01/2048		934	923,378
Series 2019 3.50%, 11/01/2049		426	397,290
Series 2020 3.50%, 01/01/2050		1,101	1,026,941
Series 2021 2.00%, 07/01/2051		2,145	1,757,962
2.50%, 01/01/2052		1,327	1,141,090
Series 2022 2.50%, 03/01/2052		1,454	1,243,328
2.50%, 04/01/2052		935	802,542
2.50%, 05/01/2052		2,006	1,721,256
3.00%, 02/01/2052		2,860	2,550,098
3.00%, 03/01/2052		1,999	1,781,262
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		61	55,924
3.00%, 05/20/2046		161	148,660
Series 2022 5.00%, 11/20/2052		1,980	1,968,806
Series 2023 5.50%, 04/20/2053		914	920,110
Series 2024 4.00%, 01/22/2054, TBA		2,995	2,860,261
4.50%, 01/22/2054, TBA		7,045	6,877,502
5.00%, 01/22/2054, TBA		4,120	4,094,744

	Principal Amount (000)		U.S. $ Value

5.50%, 01/22/2054, TBA	U.S.$	5,269	$5,301,013
6.00%, 01/22/2054, TBA		1,228	1,247,514
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/25/2051, TBA		248	202,444
4.00%, 01/16/2054, TBA		350	330,296
4.50%, 01/16/2054, TBA		450	436,606
5.50%, 01/16/2054, TBA		1,428	1,435,236
6.00%, 01/16/2054, TBA		1,726	1,753,946
6.50%, 01/16/2054, TBA		428	437,798

			49,545,251

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		21	19,963
2.50%, 06/01/2028		5	4,602
Series 2014 2.50%, 09/01/2029		68	64,804
Series 2016 2.50%, 11/01/2031		16	15,442
2.50%, 12/01/2031		1,190	1,121,400
2.50%, 01/01/2032		27	25,224
Series 2017 2.50%, 02/01/2032		85	80,168

			1,331,603

Total Mortgage Pass-Throughs (cost $52,869,573)			50,876,854

	Shares

INVESTMENT COMPANIES – 4.2%
Funds and Investment Trusts – 4.2%
AB All Market Real Return Portfolio - Class Z(i) (j) (cost $24,002,019)		2,614,812	22,513,537

	Principal Amount (000)

ASSET-BACKED SECURITIES – 4.1%
Other ABS - Fixed Rate – 2.4%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,132	984,852
ACHV ABS TRUST Series 2023-2PL, Class A 6.42%, 05/20/2030(a)		5	5,000
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		43	43,000
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		71	68,622
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		67	65,946

	Principal Amount (000)		U.S. $ Value

Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)	U.S.$	311	$310,010
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		249	240,870
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		297	298,084
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		39	38,102
Series 2023-A, Class A 5.55%, 04/17/2036(a)		318	315,876
Series 2023-B, Class A 6.92%, 12/17/2036(a)		99	100,324
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		237	209,988
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		177	176,718
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		311	272,762
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		172	172,230
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		664	659,648
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,002,988
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		616	544,718
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		384	336,909
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		258	240,044
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		425	373,022
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		162	161,332
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		173	173,158
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		1,028	1,027,362

	Principal Amount (000)		U.S. $ Value

M&T Equipment Notes Series 2023-1A, Class A1 5.742%, 08/15/2024(a)	U.S.$	139	$139,354
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		23	23,426
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		325	296,892
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		440	381,928
Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		826	705,756
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,032	1,030,258
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	114,720
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	402,481
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	381,089
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		150	150,852
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	761,037
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(a)		489	481,887
Verdant Receivables LLC Series 2023-1A, Class A1 5.822%, 08/12/2024(a)		61	60,818

			12,752,063

Autos - Fixed Rate – 1.6%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		142	141,982
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	402,288
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		113	104,873
Series 2021-N4, Class D 2.30%, 09/11/2028		196	187,686
Series 2021-P4, Class D 2.61%, 09/11/2028		596	524,660

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)	U.S.$	740	$710,216
Series 2022-A, Class C 2.17%, 04/16/2029(a)		824	799,667
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(a)		274	273,168
FHF Issuer Trust Series 2023-2A, Class A1 6.007%, 11/15/2024(a)		80	80,480
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		137	132,237
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	748,825
GLS Auto Receivables Issuer Trust Series 2023-3A, Class A1 5.715%, 08/15/2024(a)		88	87,926
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	360,140
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(a)		127	125,046
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,490	1,497,363
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		143	144,496
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		110	110,478
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		73	73,422
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		591	584,614
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		305	304,102
Series 2022-C, Class B 6.451%, 12/15/2032(a)		213	213,364
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)		78	76,314
Westlake Automobile Receivables Trust Series 2023-3A, Class A1 5.781%, 08/15/2024(a)		139	139,464
Series 2023-P1, Class A1 5.644%, 08/15/2024(a)		108	107,532

	Principal Amount (000)		U.S. $ Value

Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)	U.S.$	132	$133,594
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		693	693,652

			8,757,589

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(a)		555	550,072

			550,072

Total Asset-Backed Securities (cost $23,279,990)			22,059,724

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 3.6%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.42% (SOFR + 2.06%), 07/25/2029(a) (h)		112	111,768
Series 2021-3A, Class A2 6.337% (SOFR + 1.00%), 09/25/2031(a) (h)		878	871,774
Series 2022-1, Class M1B 7.487% (SOFR + 2.15%), 01/26/2032(a) (h)		335	334,644
Series 2022-2, Class M1A 9.337% (SOFR + 4.00%), 09/27/2032(a) (h)		1,387	1,417,790
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.852% (SOFR + 2.51%), 04/25/2031(a) (h)		6	6,316
Series 2019-R07, Class 1M2 7.552% (SOFR + 2.21%), 10/25/2039(a) (h)		5	4,620
Series 2020-R01, Class 1M2 7.502% (SOFR + 2.16%), 01/25/2040(a) (h)		202	204,534
Series 2020-R02, Class 2M2 7.452% (SOFR + 2.11%), 01/25/2040(a) (h)		155	155,894
Series 2021-R01, Class 1M1 6.087% (SOFR + 0.75%), 10/25/2041(a) (h)		3	3,320
Series 2021-R01, Class 1M2 6.887% (SOFR + 1.55%), 10/25/2041(a) (h)		48	47,674

	Principal Amount (000)		U.S. $ Value

Series 2022-R01, Class 1M2 7.237% (SOFR + 1.90%), 12/25/2041(a) (h)	U.S.$	1,382	$1,383,884
Series 2022-R02, Class 2M1 6.537% (SOFR + 1.20%), 01/25/2042(a) (h)		291	290,062
Series 2022-R03, Class 1M1 7.437% (SOFR + 2.10%), 03/25/2042(a) (h)		210	212,376
Series 2022-R03, Class 1M2 8.837% (SOFR + 3.50%), 03/25/2042(a) (h)		1,602	1,673,468
Series 2022-R04, Class 1M2 8.437% (SOFR + 3.10%), 03/25/2042(a) (h)		130	133,656
Series 2022-R06, Class 1M1 8.087% (SOFR + 2.75%), 05/25/2042(a) (h)		426	437,518
Series 2022-R08, Class 1M1 7.887% (SOFR + 2.55%), 07/25/2042(a) (h)		438	448,752
Series 2023-R01, Class 1M1 7.737% (SOFR + 2.40%), 12/25/2042(a) (h)		894	911,164
Series 2023-R02, Class 1M1 7.637% (SOFR + 2.30%), 01/25/2043(a) (h)		930	952,495
Series 2023-R04, Class 1M1 7.637% (SOFR + 2.30%), 05/25/2043(a) (h)		228	233,052
Eagle Re Ltd. Series 2021-2, Class M1B 7.387% (SOFR + 2.05%), 04/25/2034(a) (h)		211	211,431
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.752% (SOFR + 3.41%), 10/25/2027(h)		30	30,698
Series 2015-HQA2, Class M3 10.252% (SOFR + 4.91%), 05/25/2028(h)		66	68,734
Series 2019-DNA4, Class M2 7.402% (SOFR + 2.06%), 10/25/2049(a) (h)		6	6,459
Series 2020-DNA5, Class M2 8.137% (SOFR + 2.80%), 10/25/2050(a) (h)		417	422,383
Series 2021-DNA3, Class M1 6.087% (SOFR + 0.75%), 10/25/2033(a) (h)		78	78,262

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA5, Class M2 6.987% (SOFR + 1.65%), 01/25/2034(a) (h)	U.S.$	373	$374,810
Series 2021-DNA6, Class M1 6.137% (SOFR + 0.80%), 10/25/2041(a) (h)		33	33,304
Series 2021-DNA6, Class M2 6.837% (SOFR + 1.50%), 10/25/2041(a) (h)		670	664,056
Series 2021-HQA4, Class M1 6.287% (SOFR + 0.95%), 12/25/2041(a) (h)		401	396,070
Series 2021-HQA4, Class M2 7.687% (SOFR + 2.35%), 12/25/2041(a) (h)		415	408,802
Series 2022-DNA1, Class M1B 7.187% (SOFR + 1.85%), 01/25/2042(a) (h)		731	730,508
Series 2022-DNA3, Class M1A 7.337% (SOFR + 2.00%), 04/25/2042(a) (h)		275	277,754
Series 2022-DNA3, Class M1B 8.237% (SOFR + 2.90%), 04/25/2042(a) (h)		239	245,840
Series 2022-DNA4, Class M1B 8.687% (SOFR + 3.35%), 05/25/2042(a) (h)		878	913,086
Series 2022-DNA5, Class M1B 9.837% (SOFR + 4.50%), 06/25/2042(a) (h)		769	828,524
Series 2022-DNA7, Class M1A 7.837% (SOFR + 2.50%), 03/25/2052(a) (h)		515	523,364
Series 2022-HQA1, Class M1B 8.837% (SOFR + 3.50%), 03/25/2042(a) (h)		134	138,666
Series 2023-DNA2, Class M1A 7.437% (SOFR + 2.10%), 04/25/2043(a) (h)		231	234,750
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.352% (SOFR + 5.01%), 11/25/2024(h)		62	64,312
Series 2015-C01, Class 1M2 9.752% (SOFR + 4.41%), 02/25/2025(h)		94	97,036
Series 2015-C03, Class 1M2 10.452% (SOFR + 5.11%), 07/25/2025(h)		101	105,494

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 1M2 11.152% (SOFR + 5.81%), 04/25/2028(h)	U.S.$	278	$295,436
Series 2015-C04, Class 2M2 11.002% (SOFR + 5.66%), 04/25/2028(h)		136	141,622
Series 2016-C01, Class 2M2 12.402% (SOFR + 7.06%), 08/25/2028(h)		37	39,002
Series 2016-C02, Class 1M2 11.452% (SOFR + 6.11%), 09/25/2028(h)		100	104,816
Series 2017-C04, Class 2M2 8.302% (SOFR + 2.96%), 11/25/2029(h)		295	302,674
Series 2021-R02, Class 2M2 7.337% (SOFR + 2.00%), 11/25/2041(a) (h)		630	625,122
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.702% (SOFR + 4.36%), 11/25/2024(a) (h)		18	18,408
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.221% (SOFR + 3.86%), 05/30/2025(a) (h)		541	541,154
Series 2019-3R, Class A 9.153% (SOFR + 3.81%), 11/27/2031(a) (h)		58	57,597
Series 2020-1R, Class A 8.803% (SOFR + 3.46%), 02/25/2025(a) (h)		132	131,072
Traingle Re Ltd. Series 2021-3, Class M1A 7.237% (SOFR + 1.90%), 02/25/2034(a) (h)		63	62,736
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.702% (SOFR + 5.36%), 11/25/2025(a) (h)		114	116,432
Series 2015-WF1, Class 2M2 10.952% (SOFR + 5.61%), 11/25/2025(a) (h)		28	28,846

			19,154,021

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 0.697% (6.04% - SOFR), 06/15/2047(h) (k)		1,170	166,344

	Principal Amount (000)		U.S. $ Value

Series 4719, Class JS 0.697% (6.04% - SOFR), 09/15/2047(h) (k)	U.S.$	359	$43,206
Series 4954, Class SL 0.598% (5.94% - SOFR), 02/25/2050(h) (k)		1,188	135,229
Series 4981, Class HS 0.648% (5.99% - SOFR), 06/25/2050(h) (k)		2,845	318,478
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.648% (5.99% - SOFR), 12/25/2044(h) (k)		415	47,098
Series 2016-77, Class DS 0.548% (5.89% - SOFR), 10/25/2046(h) (k)		956	108,531
Series 2017-62, Class AS 0.698% (6.04% - SOFR), 08/25/2047(h) (k)		456	57,858
Series 2017-97, Class LS 0.748% (6.09% - SOFR), 12/25/2047(h) (k)		921	126,425
Series 2017-97, Class SW 0.748% (6.09% - SOFR), 12/25/2047(h) (k)		477	61,642
Government National Mortgage Association Series 2017-65, Class ST 0.678% (6.04% - SOFR), 04/20/2047(h) (k)		574	67,952
Series 2017-122, Class SA 0.728% (6.09% - SOFR), 08/20/2047(h) (k)		446	58,448
Series 2017-134, Class SE 0.728% (6.09% - SOFR), 09/20/2047(h) (k)		327	35,498

			1,226,709

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.57% (SOFR + 2.21%), 04/25/2047(a) (h)		114	114,882

Total Collateralized Mortgage Obligations (cost $19,696,262)			20,495,612

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Fixed Rate CMBS – 1.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		500	360,130

	Principal Amount (000)		U.S. $ Value

Commercial Mortgage Trust Series 2010-C1, Class D 5.792%, 07/10/2046(a)	U.S.$	839	$772,686
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)		116	114,272
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.153%, 08/10/2044(a)		315	304,022
Series 2011-GC5, Class D 5.153%, 08/10/2044(a)		26	7,630
Series 2014-GC18, Class D 5.056%, 01/10/2047(a)		40	9,854
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(l)		410	394,656
Series 2021-1, Class A2 2.435%, 08/15/2026(l)		1,071	1,033,136
Series 2021-1, Class AS 2.638%, 08/15/2026(l)		39	36,686
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(l)		1,230	1,196,050
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		150	136,704
Series 2014-C22, Class XA 0.781%, 09/15/2047(m)		11,312	22,058
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	738,660
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	44,650
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		247	241,640
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)		165	171,730
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052		364	308,946
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.333%, 12/15/2059		125	107,594
Series 2016-NXS6, Class C 4.389%, 11/15/2049		750	651,780

			6,652,884

Non-Agency Floating Rate CMBS – 0.7%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.534% (SOFR + 1.17%), 06/15/2035(a) (h)		140	138,414

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.409% (SOFR + 1.05%), 11/15/2033(a) (h)	U.S.$	1,935	$1,724,446
BBCMS Mortgage Trust Series 2020-BID, Class A 7.617% (SOFR + 2.25%), 10/15/2037(a) (h)		1,089	1,076,333
BX Commercial Mortgage Trust Series 2019-IMC, Class E 7.558% (SOFR + 2.20%), 04/15/2034(a) (h)		430	422,546
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.337% (SOFR + 2.00%), 01/25/2051(a) (h)		99	96,090
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.941% (SOFR + 1.58%), 07/15/2036(a) (h)		316	286,320

			3,744,149

Total Commercial Mortgage-Backed Securities (cost $11,417,679)			10,397,033

COVERED BONDS – 1.6%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	200	207,684
Bank of Montreal Series E 0.125%, 01/26/2027(a)		545	552,070
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	543,410
BPCE SFH SA 0.01%, 01/21/2027(a)		300	304,700
Cie de Financement Foncier SA 0.375%, 04/09/2027(a)		600	613,229
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		850	799,612
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		600	619,514
Credit Mutuel Home Loan SFH SA Series E 3.125%, 06/22/2027(a)		400	447,436
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		641	721,232
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		850	810,712

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society Series E 0.625%, 03/25/2027(a)	EUR	650	$669,520
Royal Bank of Canada Series E 0.125%, 04/26/2027(a)		705	711,042
Santander UK PLC Series G 0.05%, 01/12/2027(a)		337	341,484
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		645	645,330
Westpac Banking Corp. Series E 0.375%, 04/02/2026(a)		565	588,378

Total Covered Bonds (cost $8,675,949)			8,575,353

COLLATERALIZED LOAN OBLIGATIONS – 1.5%
CLO - Floating Rate – 1.5%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.786% (SOFR + 1.39%), 04/15/2034(a) (h)	U.S.$	330	329,780
AGL CLO 12 Ltd. Series 2021-12A, Class A1 6.837% (SOFR + 1.42%), 07/20/2034(a) (h)		1,120	1,119,270
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.756% (SOFR + 3.36%), 04/15/2034(a) (h)		375	370,356
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 6.827% (SOFR + 1.41%), 10/20/2034(a) (h)		250	249,998
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.614% (SOFR + 2.21%), 04/17/2033(a) (h)		450	441,128
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.752% (SOFR + 1.34%), 04/22/2035(a) (h)		500	499,352
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.807% (SOFR + 1.39%), 07/20/2034(a) (h)		452	451,982
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.768% (SOFR + 1.37%), 07/19/2034(a) (h)		340	339,986

	Principal Amount (000)		U.S. $ Value

Series 2021-1A, Class D 8.558% (SOFR + 3.16%), 07/19/2034(a) (h)	U.S.$	390	$381,398
Kings Park CLO Ltd. Series 2021-1A, Class A 6.804% (SOFR + 1.39%), 01/21/2035(a) (h)		250	249,608
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.837% (SOFR + 1.44%), 12/18/2030(a) (h)		575	574,898
OZLM XVIII Ltd. Series 2018-18A, Class A 6.676% (SOFR + 1.28%), 04/15/2031(a) (h)		688	686,714
Pikes Peak CLO 8 Series 2021-8A, Class A 6.847% (SOFR + 1.43%), 07/20/2034(a) (h)		1,046	1,045,924
Pikes Peak CLO Ltd. Series 2023-15A, Class A1 7.113% (SOFR + 1.75%), 10/20/2036(a) (h)		250	250,978
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.664% (SOFR + 2.26%), 04/17/2033(a) (h)		250	248,718
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.927% (SOFR + 3.51%), 07/20/2034(a) (h)		449	437,862
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.935% (SOFR + 1.54%), 07/18/2034(a) (h)		384	384,490
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.323% (SOFR + 1.92%), 11/29/2036(a) (h)		317	318,282

Total Collateralized Loan Obligations (cost $8,388,888)			8,380,724

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 0.7%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	147	156,968
8.50%, 03/15/2029(a)		144	167,717

			324,685

Capital Goods – 0.1%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)	U.S.$	639	684

	Principal Amount (000)		U.S. $ Value

Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	108	$128,032
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		320	341,522

			470,238

Communications - Media – 0.3%
Altice Financing SA 3.00%, 01/15/2028(a)		320	314,391
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	242	207,940
5.75%, 12/01/2028(a)		725	586,214
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	320	338,236
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	309,636

			1,756,417

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		320	278,764
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		320	344,277

			623,041

Consumer Cyclical - Automotive – 0.0%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		100	101,970

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	202,482

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		320	331,676

			3,810,509

Financial Institutions – 0.2%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025	U.S.$	311	301,909

REITs – 0.1%
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	400	413,487

			715,396

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		300	297,980

	Principal Amount (000)		U.S. $ Value

Vistra Corp. 7.00%, 12/15/2026(a) (f)	U.S.$	384	$380,541

			678,521

Total Corporates - Non-Investment Grade (cost $5,977,444)			5,204,426

GOVERNMENTS - SOVEREIGN AGENCIES – 0.7%
Canada – 0.1%
Canada Housing Trust No. 1 3.95%, 06/15/2028(a)	CAD	720	554,913

France – 0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	501,331

Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)		776	832,919
0.01%, 09/09/2025(a)		335	351,524

			1,184,443

Netherlands – 0.3%
BNG Bank NV 3.50%, 07/19/2027	AUD	2,100	1,395,469
Series E 0.75%, 01/24/2029(a)	EUR	306	309,700

			1,705,169

Total Governments - Sovereign Agencies (cost $3,974,917)			3,945,856

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.0%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	218,562

France – 0.2%
Dexia Credit Local SA Series E 0.00%, 01/21/2028(a)	EUR	900	897,110
0.01%, 01/22/2027(a)		200	204,234

			1,101,344

Germany – 0.3%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,999	1,360,257

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	470	514,234

	Principal Amount (000)		U.S. $ Value

Panama – 0.1%
Panama Government International Bond 6.875%, 01/31/2036	U.S.$	381	$379,809

Romania – 0.0%
Romanian Government International Bond 6.625%, 09/27/2029(a)	EUR	215	253,214

Total Governments - Sovereign Bonds (cost $3,807,048)			3,827,420

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Australia – 0.4%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	2,712	1,500,614
Treasury Corp. of Victoria 2.25%, 09/15/2033(a)		1,062	587,963

			2,088,577

Japan – 0.3%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	1,481	1,502,454

Peru – 0.0%
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	195,983

Total Local Governments - Regional Bonds (cost $3,705,070)			3,787,014

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 3,690; Exercise Price: EUR 3,650.00; Counterparty: UBS AG(n)	EUR	13,468,500	250,232
FTSE 100 Index Expiration: Dec 2024; Contracts: 800; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(n)	GBP	5,280,000	100,585
Nikkei 225 Index Expiration: Nov 2024; Contracts: 53,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(n)	JPY	1,431,000,000	217,078
S&P 500 Index Expiration: Dec 2024; Contracts: 29,000; Exercise Price: USD 3,950.00; Counterparty: UBS AG(n)	USD	114,550,000	2,089,627

Total Purchased Options - Puts (premiums paid $3,149,175)			2,657,522

	Principal Amount (000)		U.S. $ Value

SUPRANATIONALS – 0.4%
European Investment Bank 0.75%, 07/15/2027	AUD	690	$418,202
1.80%, 01/19/2027		905	575,886
Inter-American Development Bank 4.25%, 06/11/2026		662	452,126
2.50%, 04/14/2027(a)		155	100,304
International Bank for Reconstruction & Development 3.00%, 10/19/2026		375	248,070
Series GDIF 0.01%, 04/24/2028	EUR	318	316,754
International Finance Corp. 4.45%, 05/14/2027	AUD	477	328,334

Total Supranationals (cost $2,544,712)			2,439,676

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	U.S.$	165	166,940
Commonwealth Financing Authority (Commonwealth of Pennsylvania Department of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	74,226
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		328	354,430
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019-M 2.90%, 01/01/2035		175	152,334
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	590,328
2.154%, 07/01/2030		224	191,072
State of Hawaii Series 2023-G 5.418%, 10/01/2042		60	61,272
University of California Series 2021-B 3.071%, 05/15/2051		1,130	812,579

Total Local Governments - US Municipal Bonds (cost $2,752,787)			2,403,181

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(a)	U.S.$	321	$309,861

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		454	375,684
4.688%, 05/15/2029(a)		593	557,606
Petroleos Mexicanos 6.70%, 02/16/2032		206	170,465

			1,103,755

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		279	280,221

Total Quasi-Sovereigns (cost $1,680,247)			1,693,837

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		305	172,362
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		152	91,959

			264,321

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		627	538,787

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	542,425

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	97,611

			1,443,144

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		86	85,125

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (e) (o)		139	5,576
7.125%, 12/26/2046(a) (e) (o)		554	33,805

			39,381

Total Emerging Markets - Corporate Bonds (cost $2,257,716)			1,567,650

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 2.50%, 02/13/2024	U.S.$	585	$583,028
4.00%, 06/30/2028		865	869,178

Total Agencies (cost $1,447,845)			1,452,206

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	988	1,029,372
3.65%, 05/20/2032	CAD	289	217,954

Total Local Governments - Provincial Bonds (cost $1,206,046)			1,247,326

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $330,000)	U.S.$	330	300,016

	Shares

SHORT-TERM INVESTMENTS – 13.7%
Investment Companies – 11.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(i) (j) (p) (cost $63,461,512)		63,461,512	63,461,512

	Principal Amount (000)

U.S. TREASURY BILLS – 1.7%
U.S. Treasury Bill Zero Coupon, 01/02/2024	U.S.$	2,976	2,975,563
Zero Coupon, 02/13/2024		2,375	2,360,259
Zero Coupon, 03/12/2024		810	802,159
Zero Coupon, 04/30/2024		3,020	2,968,186

Total U.S. Treasury Bills (cost $9,105,491)			9,106,167

GOVERNMENTS - TREASURIES – 0.3%
Japan – 0.3%
Japan Treasury Discount Bill Series 1198 Zero Coupon, 03/11/2024	JPY	204,200	1,448,705

Total Short-Term Investments (cost $73,957,833)			74,016,384

U.S. $ Value

Total Investments – 105.1% (cost $582,034,606)(q)	$568,459,799
Other assets less liabilities – (5.1)%	(27,499,249)

Net Assets – 100.0%	$540,960,550

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	95	March 2024	$8,079,356	$209,854
10 Yr Australian Bond Futures	12	March 2024	954,022	29,299
E-Mini Russell 2000 Futures	86	March 2024	8,805,110	643,540
Euro STOXX 50 Index Futures	594	March 2024	29,790,559	(311,991)
Euro-Bund Futures	32	March 2024	4,847,489	108,770
FTSE 100 Index Futures	13	March 2024	1,285,287	22,792
Hang Seng Index Futures	8	January 2024	877,608	23,343
Long Gilt Futures	22	March 2024	2,878,542	200,757
MSCI Emerging Markets Futures	370	March 2024	19,123,450	887,312
MSCI Singapore IX ETS Futures	26	January 2024	566,789	19,963
Nikkei 225 (OSE) Futures	7	March 2024	1,660,638	17,337
OMXS 30 Index Futures	59	January 2024	1,404,650	29,912
S&P 500 E-Mini Futures	527	March 2024	127,007,000	4,416,970
S&P Mid 400 E-Mini Futures	22	March 2024	6,180,900	337,781
TOPIX Index Futures	97	March 2024	16,276,738	83,186
U.S. 10 Yr Ultra Futures	46	March 2024	5,428,719	241,420
U.S. T-Note 2 Yr (CBT) Futures	302	March 2024	62,186,047	627,180
U.S. T-Note 5 Yr (CBT) Futures	409	March 2024	44,488,336	934,431
U.S. T-Note 10 Yr (CBT) Futures	103	March 2024	11,627,734	396,419
U.S. Ultra Bond (CBT) Futures	41	March 2024	5,477,344	462,148
Sold Contracts
3 Yr Australian Bond Futures	41	March 2024	2,985,481	(29,286)
10 Yr Australian Bond Futures	41	March 2024	3,259,576	(100,540)
10 Yr Canadian Bond Futures	25	March 2024	2,342,930	(86,955)
10 Yr Japan Bond (OSE) Futures	11	March 2024	11,445,461	(52,390)
Euro-BOBL Futures	27	March 2024	3,555,338	(32,917)
Euro-OAT Futures	15	March 2024	2,177,707	(60,458)
Euro-Schatz Futures	14	March 2024	1,646,685	(11,679)
FTSE 100 Index Futures	23	March 2024	2,273,969	(50,491)
S&P/TSX 60 Index Futures	18	March 2024	3,451,523	(29,052)
SPI 200 Futures	41	March 2024	5,298,019	(65,142)
U.S. 10 Yr Ultra Futures	28	March 2024	3,304,438	(106,265)
U.S. Long Bond (CBT) Futures	1	March 2024	124,937	(876)
U.S. Ultra Bond (CBT) Futures	14	March 2024	1,870,313	(64,022)

				$8,690,350

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	3,939	USD	814	01/03/2024	$2,730
Bank of America, NA	USD	798	BRL	3,939	01/03/2024	13,292
Bank of America, NA	CAD	1,607	USD	1,175	01/10/2024	(38,077)
Bank of America, NA	USD	14,474	EUR	13,611	01/10/2024	555,333

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	JPY	1,159,551	USD	7,940	01/12/2024	$(292,381)
Bank of America, NA	USD	2,446	JPY	362,874	01/12/2024	130,530
Bank of America, NA	PEN	2,925	USD	769	01/17/2024	(21,320)
Bank of America, NA	USD	772	PEN	2,921	01/17/2024	17,038
Bank of America, NA	GBP	4,261	USD	5,340	01/25/2024	(92,133)
Bank of America, NA	IDR	5,894,630	USD	375	01/25/2024	(8,212)
Bank of America, NA	USD	2,592	GBP	2,062	01/25/2024	36,428
Bank of America, NA	USD	391	IDR	6,111,884	01/25/2024	6,379
Bank of America, NA	NOK	57,294	USD	5,469	02/16/2024	(175,794)
Bank of America, NA	USD	5,891	NOK	63,881	02/16/2024	402,977
Barclays Bank PLC	EUR	1,063	USD	1,142	01/10/2024	(32,081)
Barclays Bank PLC	NZD	6,344	USD	3,898	01/11/2024	(112,924)
Barclays Bank PLC	USD	337	MYR	1,581	01/11/2024	7,993
Barclays Bank PLC	USD	761	NZD	1,304	01/11/2024	63,691
Barclays Bank PLC	KRW	18,194,149	USD	13,503	01/18/2024	(541,586)
Barclays Bank PLC	USD	2,216	KRW	2,885,980	01/18/2024	12,210
Barclays Bank PLC	AUD	812	USD	529	01/25/2024	(25,067)
Barclays Bank PLC	USD	1,350	AUD	2,050	01/25/2024	47,697
Barclays Bank PLC	SEK	31,020	USD	3,001	02/16/2024	(79,581)
BNP Paribas SA	USD	5,847	CAD	7,923	01/10/2024	133,757
BNP Paribas SA	USD	3,816	EUR	3,466	01/10/2024	10,871
BNP Paribas SA	USD	3,448	NZD	5,919	01/11/2024	293,327
BNP Paribas SA	USD	792	MXN	13,697	01/18/2024	12,902
Citibank, NA	PEN	725	USD	196	01/17/2024	101
Citibank, NA	USD	801	COP	3,191,982	01/17/2024	19,993
Citibank, NA	AUD	1,753	USD	1,142	01/25/2024	(52,999)
Citibank, NA	IDR	9,196,616	USD	589	01/25/2024	(8,677)
Deutsche Bank AG	USD	7,697	EUR	7,058	01/10/2024	97,556
Deutsche Bank AG	JPY	564,829	USD	3,816	01/12/2024	(194,799)
Deutsche Bank AG	CHF	5,397	USD	6,094	01/18/2024	(332,861)
Goldman Sachs Bank USA	EUR	3,783	USD	4,057	01/10/2024	(120,010)
Goldman Sachs Bank USA	USD	5,846	CAD	8,015	01/10/2024	203,464
Goldman Sachs Bank USA	USD	2,030	JPY	298,126	01/12/2024	86,394
Goldman Sachs Bank USA	USD	10,535	GBP	8,330	01/25/2024	83,348
HSBC Bank USA	USD	2,510	EUR	2,287	01/10/2024	14,724
HSBC Bank USA	CNH	25,409	USD	3,482	01/11/2024	(85,915)
HSBC Bank USA	JPY	175,477	USD	1,193	01/12/2024	(53,292)
HSBC Bank USA	EUR	21,414	USD	23,267	01/18/2024	(387,395)
HSBC Bank USA	USD	220	IDR	3,428,888	01/25/2024	3,228
JPMorgan Chase Bank, NA	EUR	5,150	USD	5,548	01/10/2024	(138,138)
JPMorgan Chase Bank, NA	USD	1,493	NZD	2,400	01/11/2024	24,366
JPMorgan Chase Bank, NA	JPY	234,928	USD	1,659	01/12/2024	(8,970)
JPMorgan Chase Bank, NA	USD	7,905	AUD	12,131	01/25/2024	367,228
Morgan Stanley Capital Services, Inc.	BRL	3,939	USD	815	01/03/2024	4,633
Morgan Stanley Capital Services, Inc.	USD	814	BRL	3,939	01/03/2024	(2,730)
Morgan Stanley Capital Services, Inc.	CAD	14,476	USD	10,750	01/10/2024	(177,092)
Morgan Stanley Capital Services, Inc.	EUR	21,122	USD	22,584	01/10/2024	(739,941)
Morgan Stanley Capital Services, Inc.	USD	1,810	EUR	1,705	01/10/2024	73,746
Morgan Stanley Capital Services, Inc.	MYR	4,054	USD	874	01/11/2024	(10,450)
Morgan Stanley Capital Services, Inc.	USD	528	MYR	2,472	01/11/2024	11,382
Morgan Stanley Capital Services, Inc.	KRW	322,979	USD	248	01/18/2024	(1,091)
Morgan Stanley Capital Services, Inc.	MXN	14,407	USD	821	01/18/2024	(25,854)
Morgan Stanley Capital Services, Inc.	USD	2,265	KRW	2,922,401	01/18/2024	(8,782)
Morgan Stanley Capital Services, Inc.	GBP	4,082	USD	5,072	01/25/2024	(132,036)
Morgan Stanley Capital Services, Inc.	USD	4,433	GBP	3,569	01/25/2024	116,212
Morgan Stanley Capital Services, Inc.	USD	812	BRL	3,939	02/02/2024	(2,720)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CHF	3,339	USD	3,864	02/15/2024	$(122,921)
State Street Bank & Trust Co.	CAD	2,656	USD	1,943	01/10/2024	(62,473)
State Street Bank & Trust Co.	EUR	152	USD	169	01/10/2024	1,031
State Street Bank & Trust Co.	EUR	3,152	USD	3,411	01/10/2024	(70,611)
State Street Bank & Trust Co.	USD	60	CAD	82	01/10/2024	1,438
State Street Bank & Trust Co.	USD	1,037	EUR	966	01/10/2024	29,712
State Street Bank & Trust Co.	USD	688	NZD	1,148	01/11/2024	37,985
State Street Bank & Trust Co.	JPY	252,015	USD	1,722	01/12/2024	(67,425)
State Street Bank & Trust Co.	USD	11,252	JPY	1,661,859	01/12/2024	547,406
State Street Bank & Trust Co.	USD	302	CHF	265	01/18/2024	13,839
State Street Bank & Trust Co.	AUD	641	USD	425	01/25/2024	(11,555)
State Street Bank & Trust Co.	GBP	344	USD	432	01/25/2024	(6,603)
State Street Bank & Trust Co.	USD	334	AUD	497	01/25/2024	4,761
State Street Bank & Trust Co.	USD	326	IDR	5,117,495	01/25/2024	6,196
State Street Bank & Trust Co.	SEK	1,273	USD	122	02/16/2024	(4,254)
UBS AG	CAD	12,496	USD	9,077	01/10/2024	(354,729)
UBS AG	CNH	25,609	USD	3,528	01/11/2024	(68,066)
UBS AG	JPY	773,815	USD	5,288	01/12/2024	(206,269)
UBS AG	AUD	8,586	USD	5,596	01/25/2024	(258,776)

						$(1,640,692)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.56%	USD	4,726	$(282,440)	$(43,115)	$(239,325)
iTraxx Australia Series 40, 5 Year Index, 12/20/2028*	(1.00)	Quarterly	0.69	USD	5,300	(111,327)	(59,504)	(51,823)
Malaysia, 12/20/2028*	(1.00)	Quarterly	0.41	USD	13,200	(355,225)	(293,152)	(62,073)
Sale Contracts
CDX-NAIG Series 41, 5 Year Index, 12/20/2028*	1.00	Quarterly	0.57	USD	5,300	153,402	100,619	52,783

						$(595,590)	$(295,152)	$(300,438)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	18,945	02/26/2025	1.589%	CPI#	Maturity	$2,445,029	$—	$2,445,029
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,265,839	—	2,265,839
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	13,812	—	13,812
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	11,513	—	11,513
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	4,820	—	4,820

						$4,741,013	$—	$4,741,013

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	$35,236	$22,725	$12,511
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	19,485	14,017	5,468
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	24,266	19,807	4,459
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	154,018	123,428	30,590
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	66,783	67,853	(1,070)
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	28,807	31,081	(2,274)
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	28,113	30,311	(2,198)
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	69,507	61,528	7,979
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	40,977	36,089	4,888
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	1,387,296	1,226,787	160,509
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	448,039	442,021	6,018
HUF	362,017	06/02/2028	8.820%	6 Month BUBOR	Annual/ Semi-Annual	(162,714)	—	(162,714)
HUF	340,363	06/05/2028	8.698%	6 Month BUBOR	Annual/ Semi-Annual	(147,540)	—	(147,540)
CNY	21,302	09/28/2028	China 7-Day Reverse Repo Rate	2.418%	Quarterly	23,985	—	23,985
CNY	23,290	10/30/2028	China 7-Day Reverse Repo Rate	2.451%	Quarterly	30,867	—	30,867
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	169,377	176,782	(7,405)
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	195,149	162,046	33,103
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,497,247	2,342,321	154,926
JPY	183,740	08/18/2033	1 Day TONAR	0.838%	Annual	5,301	90	5,211
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	111,921	117,863	(5,942)
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	1,150,305	—	1,150,305
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(1,219,974)	—	(1,219,974)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	1,196,682	—	1,196,682
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(1,229,940)	—	(1,229,940)

						$4,923,193	$4,874,749	$48,444

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	6	$(781)	$(490)	$(291)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(1,562)	(1,081)	(481)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(1,562)	(999)	(563)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(3,065)	(2,318)	(747)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	121	(15,649)	(9,212)	(6,437)

						$(22,619)	$(14,100)	$(8,519)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	3,213	03/15/2024	$(2,526)
Swiss Market Index Futures	0.00%	Maturity	CHF	332	03/15/2024	(5,780)

						$(8,306)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2023
HSBC Securities (USA), Inc.†	USD	1,539	5.50%	—	$1,555,048

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2023.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$1,555,048	$—	$—	$—	$1,555,048

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $137,643,041 or 25.4% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fair valued by the Adviser.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Inverse interest only security.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021- 08/03/2023	$396,072	$394,656	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021- 09/06/2022	1,089,760	1,033,136	0.19%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021- 04/01/2021	39,578	36,686	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,303,483	1,196,050	0.22%

(m)	IO - Interest Only.
(n)	Non-income producing security.
(o)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,170,985 and gross unrealized depreciation of investments was $(31,223,940), resulting in net unrealized depreciation of $(2,052,955).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

BUBOR – Budapest Interbank Offered Rate

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$123,096,635	$—	$123,096,635
Inflation-Linked Securities	—	105,147,920	—	105,147,920
Corporates - Investment Grade	—	92,373,893	—	92,373,893
Mortgage Pass-Throughs	—	50,876,854	—	50,876,854
Investment Companies	22,513,537	—	—	22,513,537
Asset-Backed Securities	—	22,059,724	—	22,059,724
Collateralized Mortgage Obligations	—	20,495,612	—	20,495,612
Commercial Mortgage-Backed Securities	—	10,397,033	—	10,397,033
Covered Bonds	—	8,575,353	—	8,575,353
Collateralized Loan Obligations	—	8,380,724	—	8,380,724
Corporates - Non-Investment Grade	—	5,204,426	—	5,204,426
Governments - Sovereign Agencies	—	3,945,856	—	3,945,856
Governments - Sovereign Bonds	—	3,827,420	—	3,827,420
Local Governments - Regional Bonds	—	3,787,014	—	3,787,014
Purchased Options - Puts	—	2,657,522	—	2,657,522
Supranationals	—	2,439,676	—	2,439,676
Local Governments - US Municipal Bonds	—	2,403,181	—	2,403,181
Quasi-Sovereigns	—	1,693,837	—	1,693,837
Emerging Markets - Corporate Bonds	—	1,567,650	—	1,567,650
Agencies	—	1,452,206	—	1,452,206
Local Governments - Provincial Bonds	—	1,247,326	—	1,247,326
Emerging Markets - Sovereigns	—	300,016	—	300,016
Short-Term Investments:
Investment Companies	63,461,512	—	—	63,461,512
U.S. Treasury Bills	—	9,106,167	—	9,106,167
Governments - Treasuries	—	1,448,705	—	1,448,705

Total Investments in Securities	85,975,049	482,484,750	—	568,459,799

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	$9,692,414	$—	$—	$9,692,414
Forward Currency Exchange Contracts	—	3,495,898	—	3,495,898
Centrally Cleared Credit Default Swaps	—	153,402	—	153,402
Centrally Cleared Inflation (CPI) Swaps	—	4,741,013	—	4,741,013
Centrally Cleared Interest Rate Swaps	—	7,683,361	—	7,683,361
Liabilities:
Futures	(1,002,064)	—	—	(1,002,064)
Forward Currency Exchange Contracts	—	(5,136,590)	—	(5,136,590)
Centrally Cleared Credit Default Swaps	—	(748,992)	—	(748,992)
Centrally Cleared Interest Rate Swaps	—	(2,760,168)	—	(2,760,168)
Credit Default Swaps	—	(22,619)	—	(22,619)
Total Return Swaps	—	(8,306)	—	(8,306)
Reverse Repurchase Agreements	(1,555,048)	—	—	(1,555,048)

Total	$93,110,351	$489,881,749	$—	$582,992,100

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$21,231	$877	$0	$0	$406	$22,514	$877	$0
Government Money Market Portfolio	116,399	34,705	87,642	0	0	63,462	1,135	$0
Total	$137,630	$35,582	$87,642	$0	$406	$85,976	$2,012	$0